10-Q ACQUISTITIONS AND INVESTMENTS - MANA Corporation (Details) - USD ($)			3 Months Ended	5 Months Ended
	Jul. 24, 2021	Jul. 23, 2021	Mar. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Revenue of acquiree since acquisition date			$ 0
MANA Corporation
Business Acquisition [Line Items]
Percentage of voting interests acquired		100.00%	100.00%	100.00%
Revenue of acquiree since acquisition date			$ 0	$ 100,000
Income (loss) of acquiree since acquisition date			$ 252,000	$ (13,442,547)
MANA Corporation | Restricted Stock
Business Acquisition [Line Items]
Issuance of common stock (in shares)	4,200,000	4,200,000
Comstock shares of common stock issued		$ 6,528,453